Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative expenses	$ 5,600,679	$ 1,221,905
Stock-based compensation	26,388,515	344,971
Accretion and interest on notes payable		(29,052)
Interest expense on credit revolver and suppliers	54,655	266,308
Fair value adjustment on restructuring of note payable	145,140	144,562
Foreign exchange loss (gain) loss	(1,645,796)	459,650
Depreciation	57,613	59,147
Net loss for the period	(33,892,398)	(1,548,191)
Amounts that may be reclassified subsequently to profit and loss
Cumulative translation adjustment	(661,094)	(2,644,973)
Net loss and comprehensive loss for the period	$ (34,553,492)	$ (4,193,164)
Equity holders of the Company
Basic net loss per common share	$ (0.39)	$ (0.02)
Diluted net loss per common share	$ (0.25)	$ (0.02)
Weighted average number of common shares outstanding - basic	86,586,505	72,222,861
Weighted average number of common shares outstanding - diluted	86,586,505	72,222,861